Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Decommissioning and Other Provisions

	$ million
	Decommissioning and restoration		Legal	Environmental	Redundancy	Other		Total
At January 1, 2019
Current (as previously published)	876		213	264	491	1,815		3,659
Impact of IFRS 16 [A]	—		—	—	(50)	(268)		(318)
Current (as revised)	876		213	264	441	1,547		3,341

Non-current (as previously published)	17,057		1,247	1,074	468	1,687		21,533
Impact of IFRS 16 [A]	—		—	—	(188)	(159)		(347)
Non-current (as revised)	17,057		1,247	1,074	280	1,528		21,186
	17,933		1,460	1,338	721	3,075		24,527
Additions	625		585	229	290	535		2,264
Amounts charged against provisions	(797)		(216)	(223)	(304)	(562)		(2,102)
Accretion expense	644		28	16	3	25		716
Disposals	(1,238)	[B]	—	(8)	—	(14)		(1,260)
Remeasurements and other movements	1,696		(45)	(155)	(192)	(988)	[C]	316
Currency translation differences	156		(1)	—	(3)	(3)		149
	1,086		351	(141)	(206)	(1,007)		83
At December 31, 2019
Current	755		626	263	295	872		2,811
Non-current	18,264		1,185	934	220	1,196		21,799
	19,019		1,811	1,197	515	2,068		24,610

At January 1, 2018
Current	817		423	287	758	1,180		3,465
Non-current	19,767		1,095	1,218	560	2,326		24,966
	20,584		1,518	1,505	1,318	3,506		28,431
Additions	418		196	191	535	1,070		2,410
Amounts charged against provisions	(497)		(200)	(212)	(504)	(887)		(2,300)
Accretion expense	755		17	17	15	48		852
Disposals	(1,781)		(14)	(11)	(3)	(49)		(1,858)
Remeasurements and other movements	(1,065)		(47)	(130)	(367)	(122)		(1,731)
Currency translation differences	(481)		(10)	(22)	(35)	(64)		(612)
	(2,651)		(58)	(167)	(359)	(4)		(3,239)
At December 31, 2018
Current	876		213	264	491	1,815		3,659
Non-current	17,057		1,247	1,074	468	1,687		21,533
	17,933		1,460	1,338	959	3,502		25,192
[A] Following the implementation of IFRS 16 Leases (see Note 3) provisions related to onerous operating lease contracts at December 31, 2018 were derecognised and related right-of-use assets were adjusted accordingly. Certain operating lease contracts, mainly related to office buildings became onerous following restructuring and these onerous operating lease contracts were included in the provision for redundancy.
[B] Mainly related to the disposal of interests in Denmark and Canada.
[C] Mainly related to reclassifications to Trade and other payables.